As filed with the Securities and Exchange Commission on May 11, 2000
                                                Securities Act File No. 33-56094
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No. __

                         Post-Effective Amendment No. 1                      [X]

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

           40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                            Pilgrim Investments, Inc.
                       40 North Central Avenue, Suite 1200
                             Phoenix, Arizona 85004
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                                EXPLANATORY NOTE

     The purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive proxy statement/prospectus filed on EDGAR on February 9, 2000 (SEC File No. 33-56094), and the definitive Statement of Additional Information filed on EDGAR on December 21, 1999 (SEC File No. 33-56094).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Reference is made to Article V, Sections 5.2 and 5.3 of the Registrant's Amended and Restated Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, a suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)  (A)  Form of Certificate of Trust of Registrant (b)
     (B)  Form of Certificate of Amendment of Certificate of Trust (b)
     (C)  Form of Amended and Restated Declaration of Trust (b)
     (D)  Form of Establishment of Additional Series (b)
     (E)  Form of Establishment of Additional Series (b)
     (F)  Form of Amendment No. 2 to Amended and Restated Declaration of
          Trust (b)
     (G)  Form of Amendment No. 3 to Amended and Restated Declaration of
          Trust (b)
     (H)  Form of Amendment No. 4 to Amended and Restated Declaration of
          Trust (b)
     (I)  Form of Amendment No. 5 to Amended and Restated Declaration of
          Trust (b)
     (J)  Form of Amendment No. 6 to Amended and Restated Declaration of
          Trust (b)
     (K)  Form of Amendment No. 7 to Amended and Restated Declaration of
          Trust (b)
     (L)  Form of Amendment No. 8 to Amended and Restated Declaration of
          Trust (b)
     (M)  Form of Amendment No. 9 to Amended and Restated Declaration of
          Trust (b)
     (N)  Form of Amendment No. 10 to Amended and Restated Declaration of
          Trust (a)

     (O)  Form of Amendment No. 11 to Amended and Restated Declaration of
          Trust (c)
     (P)  Form of Amendment No. 12 to Amended and Restated Declaration of
          Trust (c)
     (Q)  Form of Amendment No. 13 to Amended and Restated Declaration of
          Trust (b)
     (R)  Form of Amendment No. 14 to Amended and Restated Declaration of
          Trust (d)
     (S)  Form of Amendment No. 15 to Amended and Restated Declaration of
          Trust (e)
     (T)  Form of Amendment No. 16 to Amended and Restated Declaration of
          Trust (h)
     (U)  Form of Amendment No. 17 to Amended and Restated Declaration of
          Trust (h)
     (V)  Form of Amendment No. 18 to Amended and Restated Declaration of
          Trust (h)
     (W)  Form of Amendment No. 19 to Amended and Restated Declaration of
          Trust (j)
     (X)  Form of Amendment No. 20 to Amended and Restated Declaration of
          Trust (j)
     (Y)  Form of Amendment No. 21 to Amended and Restated Declaration of
          Trust (k)
     (Z)  Form of Certificate of Amendment to Certificate of Trust (m)
     (AA) Form of Amendment No. 22 to Amended and Restated Declaration of
          Trust (m)
     (BB) Form of Amendment No. 23 to Amended and Restated Declaration of
          Trust (n)
     (CC) Form of Amendment No. 24 to Amended and restated Declaration of
          Trust (s)
(2)  (A)  Form of Amended Bylaws of Registrant (b)
     (B)  Form of Amendment to Section 2.5 of Bylaws of Registrant (b)
(3)  Not Applicable
(4) (A) Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim Balanced Fund, and Pilgrim Mayflower Trust, on behalf of Pilgrim Income and Growth Fund*
     (B) Agreement and Plan of Reorganization between Pilgrim Mutual Funds, on behalf of Pilgrim Balanced Fund, and Pilgrim Balance Sheet Opportunities Fund*
(5)  See Exhibits 1 and 2
(6) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc. (p)
(7) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc. (p)
(8)  Not Applicable
(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. (k)
     (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (k)
     (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers

    (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. (n)
    (E) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. (n)
    (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers
    (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman &
    (H)  Form of Custodian Agreement with Investors Fiduciary Trust Company (n)
    (I)  Form of Recordkeeping Agreement (n)
(10)(A)  Form of Amended and Restated Service and Distribution Plan for
         Class A (m)
    (B)  Form of Amended and Restated Service and Distribution Plan for
         Class B (m)
    (C)  Form of Amended and Restated Service and Distribution Plan for
         Class C (m)
    (D)  Form of Amended and Restated Service Plan for Class Q (m)
    (E)  Form of Amendment to Amended and Restated Service and Distribution
         Plan for Class B (n)
    (F)  Form of Amendment to Amended and Restated Service and Distribution
         Plan for Class C (n)
    (G)  Form of Amendment to Amended and Restated Service and Distribution
         Plan for Class A (q)
    (H)  Form of Amendment to Amended and Restated Service and Distribution
         Plan for Class T (r)
    (I)  Form of Multiple Class Plan Pursuant to Rule 18f-3 (n)
(11)Opinion and Consent of Counsel (t)
(12)(A) Opinion and Consent of Counsel supporting tax matters and consequences re: Pilgrim Mayflower Trust, on behalf of Pilgrim Income and Growth Fund
    (B) Opinion and Consent of Counsel supporting tax matters and consequences re: Pilgrim Balance Sheet Opportunities Fund
(13) Form of Shareholder Service Agreement (n)
(14) Consent of Independent Auditors (t)
(15) Not Applicable
(16) Powers of Attorney (t)
(17) Not Applicable

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(a)  Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form
     N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

(b) Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(c) Filed as an exhibit to Post-Effective Amendment No. 38 to Registrant's Form N-1A Registration Statement of January 3, 1997 and incorporated herein by reference.

(d) Filed as an exhibit to Post-Effective Amendment No. 40 to Registrant's Form N-1A Registration Statement on May 2, 1997 and incorporated herein by reference.

(e) Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

(f) Filed as an exhibit to Post-Effective Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

(g) Filed as an exhibit to Post-Effective Amendment No. 47 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.

(h) Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by reference.

(i) Filed as an exhibit to Post-Effective Amendment No. 60 to Registrant's Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

(j) Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998 and incorporated herein by reference.

(k) Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998 and incorporated herein by reference.

(l) Filed as an exhibit to Registrant's Form N-14 Registration Statement on December 15, 1997 and incorporated herein by reference.

(m) Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999 and incorporated herein by reference.

(n) Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999 and incorporated herein by reference.

(o) Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999 and incorporated herein by reference.

(p) Filed as an exhibit to Post-Effective Amendment No. 72 to the Registrant's Form N-1A Registration Statement on September 2, 1999 and incorporated herein by reference.

(q) Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999 and incorporated herein by reference.

(r) Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999 and incorporated herein by reference.

(s) Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000 and incorporated herein by reference.

(t) Filed with the initial Registration Statement on Form N-14 (SEC File No. 33-56094) on December 21, 1999.

* Filed as Appendix A to the definitive Proxy Statement/Prospectus on February 9, 2000.

ITEM 17. UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Phoenix and State of Arizona on the 8th day of May, 2000.


                                        PILGRIM MUTUAL FUNDS

                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Executive Vice President & Secretary


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Signature                       Title                         Date
          ---------                       -----                         ----

                                   Trustee and Chairman              May 8, 2000
------------------------------
John G. Turner *

                                   Trustee and President             May 8, 2000
------------------------------     (Chief Executive Officer)
Robert W. Stallings*

                                   Trustee                           May 8, 2000
------------------------------
Mary A. Baldwin *

                                   Trustee                           May 8, 2000
------------------------------
Al Burton *

                                   Trustee                           May 8, 2000
------------------------------
Paul S. Doherty *

                                   Trustee                           May 8, 2000
------------------------------
Robert B. Goode, Jr. *

                                   Trustee                           May 8, 2000
------------------------------
Alan L. Gosule *

                                   Trustee                           May 8, 2000
------------------------------
Mark L. Lipson *

                                   Trustee                           May 8, 2000
------------------------------
Walter H. May *

                                   Trustee                           May 8, 2000
------------------------------
Jock Patton *

                                   Trustee                           May 8, 2000
------------------------------
David W.C. Putnam *

                                   Trustee                           May 8, 2000
------------------------------
John R. Smith *

                                   Trustee                           May 8, 2000
------------------------------
David W. Wallace *

                                   Senior Vice President and         May 8, 2000
------------------------------     Principal Financial Officer
Michael J. Roland*


* By: /s/ James M. Hennessy
      -----------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the initial Registration Statement on Form N-14 (SEC File No. 33-56094) on December 21, 1999.

                                  EXHIBIT INDEX

(12)(A) Opinion and Consent of Counsel supporting tax matters and consequences re: Pilgrim Mayflower Trust, on behalf of Pilgrim Income and Growth Fund

(12)(B) Opinion and Consent of Counsel supporting tax matters and consequences re: Pilgrim Balance Sheet Opportunities Fund